Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance Disclosure
In accordance with SEC rules, we prepared the analysis set forth below of the relationship between the compensation actually paid to our CEO and other named executive officers, and certain financial performance measures over the last five fiscal years.
Pay versus Performance Disclosure Table

Year	CEO	Summary Compensation Table Total for CEO (1)	Compensation Actually Paid to CEO (2)	Average Summary Compensation Table Total for Non-CEO NEOs (1)	Average Compensation Actually Paid to Non-CEO NEOs (2)	Value of Initial Fixed $100 Investment Based On:		Net Income (Loss) (in ‘000s)	RevPAR
						TSR (3)	Peer Group TSR (3)

2025	Baier	$10,388,008	$8,847,128

	Warren	$1,721,322	$2,154,336

	Stengle	$5,307,655	$7,315,567	$1,910,782	$3,520,746	$243.57	$148.36	$(262,746)	$5,134

2024	Baier	$9,793,423	$6,395,973	$1,588,863	$1,120,402	$113.54	$129.46	$(201,994)	$4,858

2023	Baier	$5,451,007	$12,772,899	$1,259,057	$1,636,071	$131.38	$126.21	$(189,070)	$4,577

2022	Baier	$6,645,889	$3,002,581	$1,451,986	$902,745	$61.63	$123.67	$(238,340)	$4,113

2021	Baier	$5,300,248	$5,953,982	$1,249,993	$1,123,296	$116.48	$126.13	$(99,364)	$3,734

(1)	The named executive officers, or NEOs, for each year reported are as follows:

•	2025: Ms. Baier, Ms. Warren, and Mr. Stengle (CEOs), Mses. Kussow and Pritchett and Messrs. White, Ricci, and Kaestner

•	2024: Ms. Baier (CEO), Ms. Kussow and Messrs. White, Kaestner, and George T. Hicks

•	2023: Ms. Baier (CEO), Ms. Kussow and Messrs. White, Kaestner, and Hicks, and Steven E. Swain and Kevin W. Bowman

•	2022: Ms. Baier (CEO), Ms. Kussow and Messrs. White, Kaestner, Swain, and Bowman

•	2021: Ms. Baier (CEO), Messrs. Swain, Bowman, White, and Kaestner and Cindy R. Kent

(2)
SEC rules require certain adjustments be made to the Summary Compensation Table totals to determine compensation actually paid as reported in the Pay versus Performance Disclosure Table above. The following table details the applicable adjustments that were made to determine compensation actually paid (all amounts are averages for the NEOs other than the CEOs).

Year		Deduct Amount of “Stock Awards” from Summary Compensation Table	Increase for Fair Value at Year-End of Unvested Awards Granted During the Year	Change in Fair Value at Year-End from Prior Year-End of Unvested Awards Granted in Prior Years	Change in Fair Value as of Vesting Date from Prior Year-End of Awards Granted in Prior Years that Vested During the Year	Decrease for Prior Year-End Fair Value of Awards Granted in Prior Years that Forfeited During the Year	Increase for Fair Value as of Vesting Date for Awards Granted and Vested During the Year	Total Adjustments

2025	CEO – Baier	$(5,084,748)	$1,916,841	$1,914,982	$1,199,869	$(2,390,206)	$902,382	$(1,540,880)

	CEO – Warren	$(999,999)	$-	$-	$-	$-	$1,433,013	$433,014

	CEO – Stengle	$(4,283,968)	$6,291,880	$-	$-	$-	$-	$2,007,912

	Other NEO	$(632,152)	$1,315,818	$854,343	$94,356	$(51,894)	$29,493	$1,609,964

2024	CEO	$(5,107,316)	$3,553,739	$(1,893,221)	$49,348	$-	$-	$(3,397,450)

	Other NEO	$(634,586)	$441,555	$(279,779)	$4,349	$-	$-	$(468,461)

2023	CEO	$(3,193,334)	$6,053,858	$4,218,296	$243,072	$-	$-	$7,321,892

	Other NEOs	$(363,221)	$687,502	$256,567	$27,183	$(231,017)	$-	$377,014

2022	CEO	$(5,117,052)	$2,602,447	$(1,844,384)	$715,681	$-	$-	$(3,643,308)

	Other NEOs	$(797,022)	$405,143	$(226,194)	$68,832	$-	$-	$(549,241)

2021	CEO	$(2,765,005)	$2,803,031	$174,856	$440,852	$-	$-	$653,734

	Other NEOs	$(462,496)	$338,623	$19,200	$50,293	$(72,317)	$-	$(126,697)

(3)
TSR is determined based on the market value on December 31 of the year reported of an initial fixed investment of $100 on December 31, 2020. The peer group TSR represents the TSR of the S&P Health Care index.

Company Selected Measure Name	RevPAR
Named Executive Officers, Footnote
(1)	The named executive officers, or NEOs, for each year reported are as follows:

•	2025: Ms. Baier, Ms. Warren, and Mr. Stengle (CEOs), Mses. Kussow and Pritchett and Messrs. White, Ricci, and Kaestner

•	2024: Ms. Baier (CEO), Ms. Kussow and Messrs. White, Kaestner, and George T. Hicks

•	2023: Ms. Baier (CEO), Ms. Kussow and Messrs. White, Kaestner, and Hicks, and Steven E. Swain and Kevin W. Bowman

•	2022: Ms. Baier (CEO), Ms. Kussow and Messrs. White, Kaestner, Swain, and Bowman

•	2021: Ms. Baier (CEO), Messrs. Swain, Bowman, White, and Kaestner and Cindy R. Kent

Peer Group Issuers, Footnote	TSR is determined based on the market value on December 31 of the year reported of an initial fixed investment of $100 on December 31, 2020. The peer group TSR represents the TSR of the S&P Health Care index.
Adjustment To PEO Compensation, Footnote

Year		Deduct Amount of “Stock Awards” from Summary Compensation Table	Increase for Fair Value at Year-End of Unvested Awards Granted During the Year	Change in Fair Value at Year-End from Prior Year-End of Unvested Awards Granted in Prior Years	Change in Fair Value as of Vesting Date from Prior Year-End of Awards Granted in Prior Years that Vested During the Year	Decrease for Prior Year-End Fair Value of Awards Granted in Prior Years that Forfeited During the Year	Increase for Fair Value as of Vesting Date for Awards Granted and Vested During the Year	Total Adjustments

2025	CEO – Baier	$(5,084,748)	$1,916,841	$1,914,982	$1,199,869	$(2,390,206)	$902,382	$(1,540,880)

	CEO – Warren	$(999,999)	$-	$-	$-	$-	$1,433,013	$433,014

	CEO – Stengle	$(4,283,968)	$6,291,880	$-	$-	$-	$-	$2,007,912

	Other NEO	$(632,152)	$1,315,818	$854,343	$94,356	$(51,894)	$29,493	$1,609,964

2024	CEO	$(5,107,316)	$3,553,739	$(1,893,221)	$49,348	$-	$-	$(3,397,450)

	Other NEO	$(634,586)	$441,555	$(279,779)	$4,349	$-	$-	$(468,461)

2023	CEO	$(3,193,334)	$6,053,858	$4,218,296	$243,072	$-	$-	$7,321,892

	Other NEOs	$(363,221)	$687,502	$256,567	$27,183	$(231,017)	$-	$377,014

2022	CEO	$(5,117,052)	$2,602,447	$(1,844,384)	$715,681	$-	$-	$(3,643,308)

	Other NEOs	$(797,022)	$405,143	$(226,194)	$68,832	$-	$-	$(549,241)

2021	CEO	$(2,765,005)	$2,803,031	$174,856	$440,852	$-	$-	$653,734

	Other NEOs	$(462,496)	$338,623	$19,200	$50,293	$(72,317)	$-	$(126,697)

Adjustment to Non-PEO NEO Compensation Footnote

Year		Deduct Amount of “Stock Awards” from Summary Compensation Table	Increase for Fair Value at Year-End of Unvested Awards Granted During the Year	Change in Fair Value at Year-End from Prior Year-End of Unvested Awards Granted in Prior Years	Change in Fair Value as of Vesting Date from Prior Year-End of Awards Granted in Prior Years that Vested During the Year	Decrease for Prior Year-End Fair Value of Awards Granted in Prior Years that Forfeited During the Year	Increase for Fair Value as of Vesting Date for Awards Granted and Vested During the Year	Total Adjustments

2025	CEO – Baier	$(5,084,748)	$1,916,841	$1,914,982	$1,199,869	$(2,390,206)	$902,382	$(1,540,880)

	CEO – Warren	$(999,999)	$-	$-	$-	$-	$1,433,013	$433,014

	CEO – Stengle	$(4,283,968)	$6,291,880	$-	$-	$-	$-	$2,007,912

	Other NEO	$(632,152)	$1,315,818	$854,343	$94,356	$(51,894)	$29,493	$1,609,964

2024	CEO	$(5,107,316)	$3,553,739	$(1,893,221)	$49,348	$-	$-	$(3,397,450)

	Other NEO	$(634,586)	$441,555	$(279,779)	$4,349	$-	$-	$(468,461)

2023	CEO	$(3,193,334)	$6,053,858	$4,218,296	$243,072	$-	$-	$7,321,892

	Other NEOs	$(363,221)	$687,502	$256,567	$27,183	$(231,017)	$-	$377,014

2022	CEO	$(5,117,052)	$2,602,447	$(1,844,384)	$715,681	$-	$-	$(3,643,308)

	Other NEOs	$(797,022)	$405,143	$(226,194)	$68,832	$-	$-	$(549,241)

2021	CEO	$(2,765,005)	$2,803,031	$174,856	$440,852	$-	$-	$653,734

	Other NEOs	$(462,496)	$338,623	$19,200	$50,293	$(72,317)	$-	$(126,697)

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
Most Important Performance Measures
For 2025, our Compensation Committee identified the performance measures listed below as the most important performance measures used by us to link compensation actually paid to our named executive officers for the year ended December 31, 2025 to company performance.

Performance Measures

Consolidated Portfolio Revenue per Available Unit (“RevPAR”)

Adjusted EBITDA

Same Community RevPAR

Relative TSR

Key 3 Retention

Net Promoter Score

Measure:: 1
Pay vs Performance Disclosure
Name	Consolidated Portfolio Revenue per Available Unit (“RevPAR”)
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Measure:: 3
Pay vs Performance Disclosure
Name	Same Community RevPAR
Measure:: 4
Pay vs Performance Disclosure
Name	Relative TSR
Measure:: 5
Pay vs Performance Disclosure
Name	Key 3 Retention
Measure:: 6
Pay vs Performance Disclosure
Name	Net Promoter Score
Baier [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 10,388,008	$ 9,793,423	$ 5,451,007	$ 6,645,889	$ 5,300,248
PEO Actually Paid Compensation Amount	$ 8,847,128	6,395,973	12,772,899	3,002,581	5,953,982
Non-PEO NEO Average Total Compensation Amount		1,588,863	1,259,057	1,451,986	1,249,993
Non-PEO NEO Average Compensation Actually Paid Amount		1,120,402	1,636,071	902,745	1,123,296
Total Shareholder Return Amount		113.54	131.38	61.63	116.48
Peer Group Total Shareholder Return Amount		129.46	126.21	123.67	126.13
Net Income (Loss)		$ (201,994,000)	$ (189,070,000)	$ (238,340,000)	$ (99,364,000)
Company Selected Measure Amount		4,858	4,577	4,113	3,734
PEO Name	Ms. Baier
Warren [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 1,721,322
PEO Actually Paid Compensation Amount	$ 2,154,336
PEO Name	Ms. Warren
Stengle [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 5,307,655
PEO Actually Paid Compensation Amount	7,315,567
Non-PEO NEO Average Total Compensation Amount	1,910,782
Non-PEO NEO Average Compensation Actually Paid Amount	3,520,746
Total Shareholder Return Amount	243.57
Peer Group Total Shareholder Return Amount	148.36
Net Income (Loss)	$ (262,746,000)
Company Selected Measure Amount	5,134
PEO Name	Mr. Stengle
PEO | Baier [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (1,540,880)	$ (3,397,450)	$ 7,321,892	$ (3,643,308)	$ 653,734
PEO | Baier [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(5,084,748)	(5,107,316)	(3,193,334)	(5,117,052)	(2,765,005)
PEO | Baier [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,916,841	3,553,739	6,053,858	2,602,447	2,803,031
PEO | Baier [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,914,982	(1,893,221)	4,218,296	(1,844,384)	174,856
PEO | Baier [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	902,382	0	0	0	0
PEO | Baier [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,199,869	49,348	243,072	715,681	440,852
PEO | Baier [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,390,206)	0	0	0	0
PEO | Warren [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	433,014
PEO | Warren [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(999,999)
PEO | Warren [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Warren [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Warren [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,433,013
PEO | Warren [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Warren [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Stengle [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,007,912
PEO | Stengle [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,283,968)
PEO | Stengle [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,291,880
PEO | Stengle [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Stengle [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Stengle [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Stengle [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,609,964
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(632,152)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,315,818
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	854,343
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	29,493
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	94,356
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (51,894)
Non-PEO NEO | Baier [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(468,461)	377,014	(549,241)	(126,697)
Non-PEO NEO | Baier [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(634,586)	(363,221)	(797,022)	(462,496)
Non-PEO NEO | Baier [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		441,555	687,502	405,143	338,623
Non-PEO NEO | Baier [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(279,779)	256,567	(226,194)	19,200
Non-PEO NEO | Baier [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0	0	0
Non-PEO NEO | Baier [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		4,349	27,183	68,832	50,293
Non-PEO NEO | Baier [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ 0	$ (231,017)	$ 0	$ (72,317)